	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2020

SHARES OR
PRINCIPAL
AMOUNT			VALUE
------------------			----------------------
COMMON STOCKS - 96.77%
	Communication Services - Media &
	Entertainment - 5.92%
71,000	Alphabet Inc. - Class C *		$100,366,310
650,000	Comcast Corporation - Class A		25,337,000
175,000	Facebook, Inc. - Class A *		39,737,250
			-----------------
			165,440,560
			-----------------

	Consumer Discretionary - Retailing - 9.70%
26,000	Amazon.com, Inc. *		71,729,320
270,000	Home Depot, Inc. (The)		67,637,700
144,976	O'Reilly Automotive, Inc. *		61,132,030
810,000	TJX Companies, Inc. (The)		40,953,600
145,000	Ulta Beauty, Inc. *		29,495,900
			-----------------
			270,948,550
			-----------------

	Consumer Discretionary - Services - 2.70%
180,000	McDonald's Corporation		33,204,600
575,000	Starbucks Corporation		42,314,250
			-----------------
			75,518,850
		-	-----------------

	Consumer Staples - Food & Staples
	Retailing - 1.14%
105,000	Costco Wholesale Corporation		31,837,050
			-----------------

	Consumer Staples - Food, Beverage &
	Tobacco - 4.59%
600,000	Coca-Cola Company (The)		26,808,000
160,000	Constellation Brands, Inc. - Class A		27,992,000
700,000	Mondelez International, Inc. - Class A		35,791,000
285,000	PepsiCo, Inc.		37,694,100
			-----------------
			128,285,100
			-----------------

	Energy - Energy - 1.11%
1,700,000	Enterprise Products Partners L.P.	30,889,000
		-----------------

	Financials - Banks - 2.18%
385,000	JPMorgan Chase & Co.	36,213,100
655,000	Truist Financial Corporation	24,595,250
		-----------------
		60,808,350
		-----------------

	Financials - Diversified - 4.36%
1,000,000	Charles Schwab Corporation (The)	33,740,000
385,000	Intercontinental Exchange, Inc.	35,266,000
160,000	S&P Global Inc.	52,716,800
		-----------------
		121,722,800
		-----------------

	Financials - Insurance - 4.13%
415,000	Aon plc	79,929,000
280,000	Chubb Limited	35,453,600
		-----------------
		115,382,600
		-----------------

	Health Care - Equipment & Services - 8.38%
605,000	Alcon, Inc. *	34,678,600
140,000	Becton, Dickinson and Company	33,497,800
955,000	Boston Scientific Corporation *	33,530,050
300,100	Laboratory Corporation of America Holdings *	49,849,611
450,000	Medtronic Public Limited Company	41,265,000
140,000	UnitedHealth Group Incorporated	41,293,000
		-----------------
		234,114,061
		-----------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 10.88%
145,000	Amgen Inc.	34,199,700
470,000	Bristol-Myers Squibb Company	27,636,000
180,000	Eli Lilly and Company	29,552,400
400,000	Gilead Sciences, Inc.	30,776,000
280,000	Johnson & Johnson	39,376,400
425,887	Merck & Co., Inc.	32,933,842
700,000	Pfizer Inc.	22,890,000
238,188	Thermo Fisher Scientific Inc.	86,305,040
		-----------------

		303,669,382
		-----------------

	Industrials - Capital Goods - 6.05%
1,080,000	Fastenal Company	46,267,200
650,000	Fortive Corporation	43,979,000
215,000	Honeywell International Inc.	31,086,850
80,000	Roper Technologies, Inc.	31,060,800
290,000	Otis Worldwide Corporation	16,489,400
		-----------------
		168,883,250
		-----------------

	Industrials - Commercial & Professional
	Services - 3.92%
252,500	Cintas Corporation	67,255,900
506,000	Copart, Inc. *	42,134,620
		-----------------
		109,390,520
		-----------------

	Information Technology - Hardware &
	Equipment - 6.47%
348,165	Apple Inc.	127,010,592
1,150,000	Cisco Systems, Inc.	53,636,000
		-----------------
		180,646,592
		-----------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 2.83%
340,000	Skyworks Solutions, Inc.	43,472,400
360,000	Xilinx, Inc.	35,420,400
		-----------------
		78,892,800
		-----------------

	Information Technology - Software &
	Services - 18.59%
100,000	Adobe Inc. *	43,531,000
320,000	Fiserv, Inc. *	31,238,400
210,000	Gartner, Inc. *	25,479,300
299,737	Global Payments Inc.	50,841,390
180,000	Mastercard Incorporated - Class A	53,226,000
697,500	Microsoft Corporation	141,948,225
187,500	salesforce.com, inc. *	35,124,375
67,000	ServiceNow, Inc. *	27,139,020
415,000	Visa Inc. - Class A	80,165,550
162,500	Workday, Inc. *	30,446,000
		-----------------

			519,139,260
			-----------------

	Materials - 1.97%
790,802	Ball Corporation		54,952,831
			-----------------

	Real Estate - 1.85%
1,140,000	CBRE Group, Inc. *		51,550,800
			-----------------

	TOTAL COMMON STOCKS
	(cost $1,543,630,649)		2,702,072,356
			-----------------

SHORT-TERM INVESTMENTS - 3.17%
	U.S. Government Securities - 2.15%
$30,000,000	U.S. Treasury Bill 07/02/2020, 0.040%		29,999,967
30,000,000	U.S. Treasury Bill 08/13/2020, 0.051%		29,998,208
			-----------------
			59,998,175
			-----------------

	Money Market Funds - 1.02%
11,458,484	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),
	7-day net yield 0.08%		11,458,484

16,952,244	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.05%		16,952,244
			-----------------
			28,410,728
			-----------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $88,408,903)		88,408,903
			-----------------

	TOTAL INVESTMENTS
	(cost $1,632,039,552) - 99.94%		2,790,481,259
		-	-----------------

	OTHER ASSETS, NET OF LIABILITIES - 0.06%		1,703,973
			-----------------
	TOTAL NET ASSETS

(basis of percentages disclosed
above) - 100%	$2,792,185,232
-----------------
-----------------

% of net assets.
* Non-income producing.

As of June 30, 2020, investment cost for federal tax purposes was $1,617,331,666 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation		$1,185,994,064
Unrealized depreciation		(12,844,471)
		-----------------
Net unrealized appreciation		$1,173,149,593
		-----------------
	-	-----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------------	-------------------
Level 1 -

Common Stocks(1)	$2,702,072,356
Money Market Funds	28,410,728
Level 2 -
U.S. Government Securities	59,998,175
Level 3 -
None	--
-----------------
Total	$2,790,481,259
-----------------
-----------------

(1) See Schedule above for further detail by industry.